Contributed Equity - Summary of Ordinary Shares (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
At the beginning of reporting period, amount	$ 33,299,345	$ 24,387,716	$ 33,521,927
Transaction costs relating to share issues, amount	41,172,232	20,555,622	4,335,025
Exercise of warrants, amount (Shares issued during the year)	20,146,716		2,734,346
At reporting date, amount	$ 73,271,611	$ 33,299,345	$ 24,387,716
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
At the beginning of reporting period, shares	487,630,938	3,388,598,296
Number of shares issued during year, shares (pre-share consolidation)		477,645,539
Exercise of performance rights, shares (pre-share consolidation)		10,878,476
Share consolidation, shares		(3,489,408,041)
Exercise of performance rights, shares (post share consolidation)	5,487,851	3,916,668
Shares issued during the year, shares (post share consolidation)	149,630,586	96,000,000
Conversion of convertible notes, shares (shares issued during the period)	71,131,450
Exercise of warrants, share (Shares issued during the year)	34,272,110
At reporting date, shares	748,152,935	487,630,938	3,388,598,296
At the beginning of reporting period, amount	$ 233,328,553	$ 211,429,637
Shares issued during year, amount (pre-share consolidation)		10,030,556
Transaction costs relating to share issues, amount	(2,135,000)	(1,474,934)
Exercise of performance rights, amount (pre-share consolidation)		385,794
Exercise of performance rights, amount (post share consolidation)	1,571,294	957,500
Shares issued during the year, amount (post share consolidation)	43,307,232	12,000,000
Conversion of convertible notes, amount (shares issued during the period)	12,092,937
Exercise of warrants, amount (Shares issued during the year)	15,604,694
Transaction costs relating to exercise of warrants	(9,359)
At reporting date, amount	$ 303,760,351	$ 233,328,553	$ 211,429,637